Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.42
Acquired Fund Fees and Expenses		0.61
Total Annual Fund Operating Expenses		1.18
Fee Waiver and/or Expense Reimbursement[2]		0.19
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.38% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$101	$356	$631	$1,415

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Fees and Expenses of the Fund”:
     “This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.43
Acquired Fund Fees and Expenses		0.77
Total Annual Fund Operating Expenses		1.35
Fee Waiver and/or Expense Reimbursement[2]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.36% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$115	$406	$718	$1,605

2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.32
Acquired Fund Fees and Expenses		0.71
Total Annual Fund Operating Expenses		1.18
Fee Waiver and/or Expense Reimbursement[2]		0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.27% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$100	$355	$630	$1,414

3

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco
Conservative
Allocation Fund
— Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.98%	12.11%	16.39%	20.84%	25.45%	30.25%	35.22%	40.39%	45.75%
End of Year Balance	$10,401.00	$10,798.32	$11,210.81	$11,639.07	$12,083.68	$12,545.28	$13,024.51	$13,522.04	$14,038.58	$14,574.86
Estimated Annual Expenses	$100.98	$125.08	$129.85	$134.81	$139.96	$145.31	$150.86	$156.62	$162.61	$168.82

Invesco Growth
Allocation Fund
— Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.13%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.66%	11.59%	15.66%	19.89%	24.26%	28.80%	33.50%	38.37%	43.42%
End of Year Balance	$10,387.00	$10,766.13	$11,159.09	$11,566.40	$11,988.57	$12,426.15	$12,879.71	$13,349.82	$13,837.08	$14,342.14
Estimated Annual Expenses	$115.19	$142.78	$148.00	$153.40	$159.00	$164.80	$170.81	$177.05	$183.51	$190.21

4

Invesco Moderate
Allocation Fund
— Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.98%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.99%	12.12%	16.40%	20.85%	25.46%	30.26%	35.23%	40.40%	45.76%
End of Year Balance	$10,402.00	$10,799.36	$11,211.89	$11,640.19	$12,084.84	$12,546.48	$13,025.76	$13,523.34	$14,039.93	$14,576.26
Estimated Annual Expenses	$99.97	$125.09	$129.87	$134.83	$139.98	$145.32	$150.88	$156.64	$162.62	$168.84

[1]	Your actual expenses may be higher or lower than those shown.”

5

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.23%
Acquired Fund Fees and Expenses		0.61
Total Annual Fund Operating Expenses		0.84
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$268	$466	$1,037
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.77
Total Annual Fund Operating Expenses		0.93
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$95	$296	$515	$1,143
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.71
Total Annual Fund Operating Expenses		0.90
Fee Waiver and/or Expense Reimbursement[1]		0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$281	$493	$1,102
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.74
Total Annual Fund Operating Expenses		0.95
Fee Waiver and/or Expense Reimbursement[1]		0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$89	$295	$518	$1,159
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.64
Total Annual Fund Operating Expenses		0.96
Fee Waiver and/or Expense Reimbursement[1]		0.18
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$80	$288	$513	$1,162
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco Conservative Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Growth Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Moderate Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Moderate Growth Allocation Fund — INSTITUTIONAL” and “Hypothetical Investment and Expense Information-Invesco Moderately Conservative Allocation Fund — INSTITUTIONAL”, respectively:

“Invesco
Conservative
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.49%	13.01%	17.71%	22.60%	27.70%	33.02%	38.55%	44.31%	50.32%
End of Year Balance	$10,416.00	$10,849.31	$11,300.64	$11,770.74	$12,260.41	$12,770.44	$13,301.69	$13,855.04	$14,431.41	$15,031.76
Estimated Annual Expenses	$85.75	$89.31	$93.03	$96.90	$100.93	$105.13	$109.50	$114.06	$118.80	$123.75

Invesco Growth
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Invesco
Moderate
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.43%	12.88%	17.50%	22.32%	27.34%	32.56%	37.99%	43.65%	49.54%
End of Year Balance	$10,416.00	$10,843.06	$11,287.62	$11,750.41	$12,232.18	$12,733.70	$13,255.78	$13,799.27	$14,365.04	$14,954.01
Estimated Annual Expenses	$85.75	$95.67	$99.59	$103.67	$107.92	$112.35	$116.95	$121.75	$126.74	$131.94

Invesco
Moderate
Growth
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.87%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.35%	12.74%	17.30%	22.05%	26.99%	32.14%	37.49%	43.06%	48.85%
End of Year Balance	$10,413.00	$10,834.73	$11,273.53	$11,730.11	$12,205.18	$12,699.49	$13,213.82	$13,748.98	$14,305.81	$14,885.20
Estimated Annual Expenses	$88.80	$100.93	$105.01	$109.27	$113.69	$118.30	$123.09	$128.07	$133.26	$138.66

Invesco
Moderately
Conservative
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.43%	12.81%	17.37%	22.11%	27.04%	32.18%	37.52%	43.07%	48.85%
End of Year Balance	$10,422.00	$10,843.05	$11,281.11	$11,736.86	$12,211.03	$12,704.36	$13,217.62	$13,751.61	$14,307.17	$14,885.18
Estimated Annual Expenses	$79.65	$102.07	$106.20	$110.49	$114.95	$119.59	$124.43	$129.45	$134.68	$140.12

[1]	Your actual expenses may be higher or lower than those shown.”

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.42	0.42	0.42	0.42	0.42%
Acquired Fund Fees and Expenses	0.61	0.61	0.61	0.61	0.61
Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.53	1.03
Fee Waiver and/or Expense Reimbursement[1]	0.19	0.19	0.19	0.19	0.19
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	1.34	0.84

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.48%, 1.23%, 1.23%, 0.73% and 0.23% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$916	$1,196	$1,994
Class B	687	918	1,276	2,150
Class C	287	618	1,076	2,343
Class R	136	465	816	1,807
Class Y	86	309	550	1,242
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$916	$1,196	$1,994
Class B	187	618	1,076	2,150
Class C	187	618	1,076	2,343
Class R	136	465	816	1,807
Class Y	86	309	550	1,242
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

2

Class A
(Includes Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.09%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.81%)	1.85%	5.64%	9.57%	13.64%	17.87%	22.25%	26.80%	31.52%	36.41%
End of Year Balance	$9,819.50	$10,184.78	$10,563.65	$10,956.62	$11,364.21	$11,786.96	$12,225.43	$12,680.22	$13,151.92	$13,641.17
Estimated Annual Expenses	$655.02	$128.03	$132.79	$137.73	$142.85	$148.17	$153.68	$159.40	$165.33	$171.48

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.09%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.91%	7.78%	11.78%	15.94%	20.26%	24.73%	29.37%	34.18%	39.17%	44.35%
End of Year Balance	$10,391.00	$10,777.55	$11,178.47	$11,594.31	$12,025.62	$12,472.97	$12,936.96	$13,418.22	$13,917.38	$14,435.10
Estimated Annual Expenses	$111.13	$135.48	$140.52	$145.75	$151.17	$156.79	$162.62	$168.67	$174.95	$181.46

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.84%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%	6.22%	9.38%	12.63%	15.97%	19.42%	22.96%	26.62%	31.33%	36.21%
End of Year Balance	$10,316.00	$10,622.39	$10,937.87	$11,262.72	$11,597.23	$11,941.67	$12,296.33	$12,661.53	$13,132.54	$13,621.07
Estimated Annual Expenses	$186.91	$212.52	$218.84	$225.34	$232.03	$238.92	$246.02	$253.32	$165.08	$171.22

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.84%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%	6.22%	9.38%	12.63%	15.97%	19.42%	22.96%	26.62%	30.38%	34.25%
End of Year Balance	$10,316.00	$10,622.39	$10,937.87	$11,262.72	$11,597.23	$11,941.67	$12,296.33	$12,661.53	$13,037.58	$13,424.80
Estimated Annual Expenses	$186.91	$212.52	$218.84	$225.34	$232.03	$238.92	$246.02	$253.32	$260.85	$268.59

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.34%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.66%	7.26%	10.98%	14.83%	18.81%	22.94%	27.20%	31.62%	36.18%	40.91%
End of Year Balance	$10,366.00	$10,725.70	$11,097.88	$11,482.98	$11,881.44	$12,293.72	$12,720.32	$13,161.71	$13,618.42	$14,090.98
Estimated Annual Expenses	$136.45	$161.35	$166.95	$172.74	$178.74	$184.94	$191.36	$198.00	$204.87	$211.98

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.30%	12.59%	17.06%	21.71%	26.54%	31.57%	36.79%	42.22%	47.87%
End of Year Balance	$10,416.00	$10,829.52	$11,259.45	$11,706.45	$12,171.19	$12,654.39	$13,156.77	$13,679.09	$14,222.15	$14,786.77
Estimated Annual Expenses	$85.75	$109.41	$113.76	$118.27	$122.97	$127.85	$132.93	$138.20	$143.69	$149.40

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.43	0.43	0.43	0.43	0.43%
Acquired Fund Fees and Expenses	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses	1.45	2.20	2.20	1.70	1.20
Fee Waiver and/or Expense Reimbursement[1]	0.22	0.22	0.22	0.22	0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	1.98	1.48	0.98

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.46%, 1.21%, 1.21%, 0.71% and 0.21% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	701	967	1,360	2,327
Class C	301	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	201	667	1,160	2,327
Class C	201	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

2

Class A
(Includes Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.23%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.94%)	1.54%	5.15%	8.88%	12.75%	16.75%	20.89%	25.19%	29.63%	34.23%
End of Year Balance	$9,806.27	$10,154.39	$10,514.87	$10,888.15	$11,274.68	$11,674.93	$12,089.39	$12,518.56	$12,962.97	$13,423.15
Estimated Annual Expenses	$668.43	$144.71	$149.85	$155.17	$160.68	$166.38	$172.29	$178.41	$184.74	$191.30

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.23%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.45%	11.27%	15.22%	19.31%	23.54%	27.93%	32.47%	37.17%	42.04%
End of Year Balance	$10,377.00	$10,745.38	$11,126.84	$11,521.85	$11,930.87	$12,354.42	$12,793.00	$13,247.15	$13,717.43	$14,204.40
Estimated Annual Expenses	$125.32	$153.14	$158.57	$164.20	$170.03	$176.07	$182.32	$188.79	$195.49	$202.43

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.98%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	5.90%	8.87%	11.92%	15.05%	18.27%	21.59%	24.99%	29.43%	34.02%
End of Year Balance	$10,302.00	$10,590.46	$10,886.99	$11,191.82	$11,505.20	$11,827.34	$12,158.51	$12,498.94	$12,942.66	$13,402.12
Estimated Annual Expenses	$200.99	$229.82	$236.25	$242.87	$249.67	$256.66	$263.84	$271.23	$184.45	$191.00

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.98%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	5.90%	8.87%	11.92%	15.05%	18.27%	21.59%	24.99%	28.49%	32.09%
End of Year Balance	$10,302.00	$10,590.46	$10,886.99	$11,191.82	$11,505.20	$11,827.34	$12,158.51	$12,498.94	$12,848.92	$13,208.68
Estimated Annual Expenses	$200.99	$229.82	$236.25	$242.87	$249.67	$256.66	$263.84	$271.23	$278.83	$286.63

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.48%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.52%	6.94%	10.47%	14.11%	17.88%	21.77%	25.78%	29.94%	34.22%	38.65%
End of Year Balance	$10,352.00	$10,693.62	$11,046.51	$11,411.04	$11,787.60	$12,176.60	$12,578.42	$12,993.51	$13,422.30	$13,865.23
Estimated Annual Expenses	$150.60	$178.89	$184.79	$190.89	$197.19	$203.70	$210.42	$217.36	$224.53	$231.94

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.98%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.97%	12.08%	16.33%	20.76%	25.34%	30.11%	35.05%	40.18%	45.51%
End of Year Balance	$10,402.00	$10,797.28	$11,207.57	$11,633.46	$12,075.53	$12,534.40	$13,010.71	$13,505.12	$14,018.31	$14,551.01
Estimated Annual Expenses	$99.97	$127.20	$132.03	$137.05	$142.25	$147.66	$153.27	$159.09	$165.14	$171.42

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.32	0.32	0.32	0.32	0.32
Acquired Fund Fees and Expenses	0.71	0.71	0.71	0.71	0.71
Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.53	1.03
Fee Waiver and/or Expense Reimbursement[1]	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.83	1.83	1.33	0.83

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	686	917	1,275	2,149
Class C	286	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	186	617	1,075	2,149
Class C	186	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.80%)	1.86%	5.65%	9.58%	13.65%	17.88%	22.27%	26.81%	31.53%	36.42%
End of Year Balance	$9,820.44	$10,185.76	$10,564.67	$10,957.68	$11,365.30	$11,788.09	$12,226.61	$12,681.44	$13,153.19	$13,642.49
Estimated Annual Expenses	$654.06	$128.04	$132.80	$137.74	$142.87	$148.18	$153.69	$159.41	$165.34	$171.49

2

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.79%	11.80%	15.95%	20.27%	24.74%	29.38%	34.20%	39.19%	44.36%
End of Year Balance	$10,392.00	$10,778.58	$11,179.55	$11,595.42	$12,026.77	$12,474.17	$12,938.21	$13,419.51	$13,918.72	$14,436.49
Estimated Annual Expenses	$110.12	$135.49	$140.53	$145.76	$151.18	$156.81	$162.64	$168.69	$174.96	$181.47

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.83%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.17%	6.23%	9.39%	12.64%	15.98%	19.43%	22.98%	26.63%	31.34%	36.22%
End of Year Balance	$10,317.00	$10,623.41	$10,938.93	$11,263.82	$11,598.35	$11,942.82	$12,297.52	$12,662.76	$13,133.82	$13,622.39
Estimated Annual Expenses	$185.90	$212.55	$218.86	$225.36	$232.05	$238.94	$246.04	$253.35	$165.10	$171.24

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.83%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.17%	6.23%	9.39%	12.64%	15.98%	19.43%	22.98%	26.63%	30.39%	34.26%
End of Year Balance	$10,317.00	$10,623.41	$10,938.93	$11,263.82	$11,598.35	$11,942.82	$12,297.52	$12,662.76	$13,038.85	$13,426.10
Estimated Annual Expenses	$185.90	$212.55	$218.86	$225.36	$232.05	$238.94	$246.04	$253.35	$260.87	$268.62

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.33%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.27%	10.99%	14.84%	18.83%	22.95%	27.22%	31.63%	36.20%	40.92%
End of Year Balance	$10,367.00	$10,726.73	$11,098.95	$11,484.09	$11,882.58	$12,294.91	$12,721.54	$13,162.98	$13,619.74	$14,092.34
Estimated Annual Expenses	$135.44	$161.37	$166.97	$172.76	$178.76	$184.96	$191.38	$198.02	$204.89	$212.00

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.83%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.17%	8.31%	12.61%	17.08%	21.72%	26.56%	31.58%	36.80%	42.24%	47.88%
End of Year Balance	$10,417.00	$10,830.55	$11,260.53	$11,707.57	$12,172.36	$12,655.60	$13,158.03	$13,680.41	$14,223.52	$14,788.19
Estimated Annual Expenses	$84.73	$109.42	$113.77	$118.29	$122.98	$127.86	$132.94	$138.22	$143.71	$149.41

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.46	0.46	0.46	0.46	0.46%
Acquired Fund Fees and Expenses	0.64	0.64	0.64	0.64	0.64
Total Annual Fund Operating Expenses	1.35	2.10	2.10	1.60	1.10
Fee Waiver and/or Expense Reimbursement[1]	0.32	0.32	0.32	0.32	0.32
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.78	1.78	1.28	0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.39%, 1.14%, 1.14%, 0.64% and 0.14% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	681	927	1,300	2,214
Class C	281	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	181	627	1,100	2,214
Class C	181	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.75%)	1.84%	5.55%	9.41%	13.40%	17.54%	21.83%	26.28%	30.89%	35.66%
End of Year Balance	$9,825.17	$10,183.78	$10,555.49	$10,940.77	$11,340.11	$11,754.02	$12,183.04	$12,627.72	$13,088.63	$13,566.37
Estimated Annual Expenses	$649.27	$135.06	$139.99	$145.10	$150.40	$155.89	$161.58	$167.47	$173.59	$179.92

2

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	7.76%	11.70%	15.78%	20.00%	24.38%	28.92%	33.63%	38.50%	43.56%
End of Year Balance	$10,397.00	$10,776.49	$11,169.83	$11,577.53	$12,000.11	$12,438.12	$12,892.11	$13,362.67	$13,850.41	$14,355.95
Estimated Annual Expenses	$105.04	$142.92	$148.14	$153.54	$159.15	$164.96	$170.98	$177.22	$183.69	$190.39

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.78%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.22%	6.21%	9.29%	12.46%	15.72%	19.08%	22.53%	26.09%	30.69%	35.46%
End of Year Balance	$10,322.00	$10,621.34	$10,929.36	$11,246.31	$11,572.45	$11,908.05	$12,253.39	$12,608.73	$13,068.95	$13,545.97
Estimated Annual Expenses	$180.87	$219.91	$226.28	$232.84	$239.60	$246.55	$253.70	$261.05	$173.32	$179.65

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.78%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.22%	6.21%	9.29%	12.46%	15.72%	19.08%	22.53%	26.09%	29.74%	33.51%
End of Year Balance	$10,322.00	$10,621.34	$10,929.36	$11,246.31	$11,572.45	$11,908.05	$12,253.39	$12,608.73	$12,974.39	$13,350.64
Estimated Annual Expenses	$180.87	$219.91	$226.28	$232.84	$239.60	$246.55	$253.70	$261.05	$268.62	$276.41

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.28%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%	7.25%	10.89%	14.66%	18.56%	22.59%	26.76%	31.07%	35.53%	40.14%
End of Year Balance	$10,372.00	$10,724.65	$11,089.29	$11,466.32	$11,856.18	$12,259.29	$12,676.10	$13,107.09	$13,552.73	$14,013.52
Estimated Annual Expenses	$130.38	$168.77	$174.51	$180.44	$186.58	$192.92	$199.48	$206.27	$213.28	$220.53

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.28%	12.51%	16.90%	21.45%	26.19%	31.11%	36.23%	41.54%	47.06%
End of Year Balance	$10,422.00	$10,828.46	$11,250.77	$11,689.55	$12,145.44	$12,619.11	$13,111.26	$13,622.60	$14,153.88	$14,705.88
Estimated Annual Expenses	$79.65	$116.88	$121.44	$126.17	$131.09	$136.21	$141.52	$147.04	$152.77	$158.73

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.37	0.37	0.37	0.37	0.37%
Acquired Fund Fees and Expenses	0.74	0.74	0.74	0.74	0.74
Total Annual Fund Operating Expenses	1.36	2.11	2.11	1.61	1.11
Fee Waiver and/or Expense Reimbursement[1]	0.25	0.25	0.25	0.25	0.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11	1.86	1.86	1.36	0.86

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$657	$934	$1,231	$2,075
Class B	689	937	1,311	2,230
Class C	289	637	1,111	2,422
Class R	138	484	853	1,890
Class Y	88	328	587	1,329
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$657	$934	$1,231	$2,075
Class B	189	637	1,111	2,230
Class C	189	637	1,111	2,422
Class R	138	484	853	1,890
Class Y	88	328	587	1,329
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.11%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

2

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Cumulative Return After Expenses	(1.82%)	1.75%	5.45%	9.29%	13.27%	17.39%	21.67%	26.09%	30.68%	35.44%
End of Year Balance	$9,817.61	$10,174.97	$10,545.33	$10,929.18	$11,327.01	$11,739.31	$12,166.62	$12,609.49	$13,068.47	$13,544.16
Estimated Annual Expenses	$656.94	$135.95	$140.90	$146.03	$151.34	$156.85	$162.56	$168.48	$174.61	$180.97

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.11%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.89%	7.67%	11.59%	15.65%	19.86%	24.23%	28.75%	33.43%	38.29%	43.32%
End of Year Balance	$10,389.00	$10,767.16	$11,159.08	$11,565.27	$11,986.25	$12,422.55	$12,874.73	$13,343.37	$13,829.07	$14,332.45
Estimated Annual Expenses	$113.16	$143.86	$149.10	$154.53	$160.15	$165.98	$172.02	$178.28	$184.77	$191.50

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.86%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	1.36%	1.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.14%	6.12%	9.19%	12.34%	15.59%	18.93%	22.37%	25.90%	30.49%	35.24%
End of Year Balance	$10,314.00	$10,612.07	$10,918.76	$11,234.32	$11,558.99	$11,893.04	$12,236.75	$12,590.39	$13,048.68	$13,523.66
Estimated Annual Expenses	$188.92	$220.77	$227.15	$233.71	$240.47	$247.42	$254.57	$261.93	$174.35	$180.69

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.86%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.14%	6.12%	9.19%	12.34%	15.59%	18.93%	22.37%	25.90%	29.54%	33.29%
End of Year Balance	$10,314.00	$10,612.07	$10,918.76	$11,234.32	$11,558.99	$11,893.04	$12,236.75	$12,590.39	$12,954.26	$13,328.63
Estimated Annual Expenses	$188.92	$220.77	$227.15	$233.71	$240.47	$247.42	$254.57	$261.93	$269.50	$277.28

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.36%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.64%	7.15%	10.79%	14.54%	18.42%	22.44%	26.59%	30.88%	35.32%	39.91%
End of Year Balance	$10,364.00	$10,715.34	$11,078.59	$11,454.15	$11,842.45	$12,243.91	$12,658.98	$13,088.12	$13,531.80	$13,990.53
Estimated Annual Expenses	$138.48	$169.69	$175.44	$181.39	$187.54	$193.90	$200.47	$207.26	$214.29	$221.55

3

Class Y

Annual Expense Ratio[1]	0.86%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.19%	12.40%	16.77%	21.31%	26.03%	30.94%	36.03%	41.32%	46.82%
End of Year Balance	$10,414.00	$10,819.10	$11,239.97	$11,677.20	$12,131.45	$12,603.36	$13,093.63	$13,602.97	$14,132.13	$14,681.87
Estimated Annual Expenses	$87.78	$117.84	$122.43	$127.19	$132.14	$137.28	$142.62	$148.17	$153.93	$159.92

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Funds listed below:
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen Asset Allocation Growth Fund
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Van Kampen Asset Allocation Conservative Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.37	0.37	0.37	0.37
Acquired Fund Fees and Expenses[1]	0.62	0.62	0.62	0.62
Total Annual Fund Operating Expenses[1]	1.39	2.14	2.14	1.14
Fee Waiver and/or Expense Reimbursement[2]	0.37	0.37	0.37	0.37
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02	1.77	1.77	0.77

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are

1

also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$648	$895	$1,200	$2,064
Class B	680	897	1,279	2,220
Class C	280	597	1,079	2,412
Class Y	79	287	554	1,318
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$648	$895	$1,200	$2,064
Class B	180	597	1,079	2,220
Class C	180	597	1,079	2,412
Class Y	79	287	554	1,318
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Van Kampen Asset Allocation Moderate Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

2

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.29	0.29	0.29	0.29
Acquired Fund Fees and Expenses[1]	0.69	0.69	0.69	0.69
Total Annual Fund Operating Expenses[1]	1.38	2.13	2.13	1.13
Fee Waiver and/or Expense Reimbursement[2]	0.29	0.29	0.29	0.29
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	0.84

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$908	$1,210	$2,067
Class B	687	910	1,289	2,223
Class C	287	610	1,089	2,415
Class Y	86	300	565	1,321
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$908	$1,210	$2,067
Class B	187	610	1,089	2,223
Class C	187	610	1,089	2,415
Class Y	86	300	565	1,321
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect

3

the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Van Kampen Asset Allocation Growth Fund — Fees and Expenses of the Fund”:
     “This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.44	0.44	0.44	0.44
Acquired Fund Fees and Expenses[1]	0.75	0.75	0.75	0.75
Total Annual Fund Operating Expenses[1]	1.59	2.34	2.34	1.34
Fee Waiver and/or Expense Reimbursement[2]	0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15	1.90	1.90	0.90

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s

4

operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$941	$1,287	$2,263
Class B	693	944	1,368	2,418
Class C	293	644	1,168	2,606
Class Y	92	335	648	1,534
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$941	$1,287	$2,263
Class B	193	644	1,168	2,418
Class C	193	644	1,168	2,606
Class Y	92	335	648	1,534
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.”

5

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.42	0.42	0.42	0.42	0.42%
Acquired Fund Fees and Expenses	0.61	0.61	0.61	0.61	0.61
Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.53	1.03
Fee Waiver and/or Expense Reimbursement[1]	0.19	0.19	0.19	0.19	0.19
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	1.34	0.84

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.48%, 1.23%, 1.23%, 0.73% and 0.23% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$916	$1,196	$1,994
Class B	687	918	1,276	2,150
Class C	287	618	1,076	2,343
Class R	136	465	816	1,807
Class Y	86	309	550	1,242
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$916	$1,196	$1,994
Class B	187	618	1,076	2,150
Class C	187	618	1,076	2,343
Class R	136	465	816	1,807
Class Y	86	309	550	1,242
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.42
Acquired Fund Fees and Expenses		0.61
Total Annual Fund Operating Expenses		1.18
Fee Waiver and/or Expense Reimbursement[2]		0.19
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.38% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$101	$356	$631	$1,415

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.23%
Acquired Fund Fees and Expenses		0.61
Total Annual Fund Operating Expenses		0.84
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$268	$466	$1,037
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.43	0.43	0.43	0.43	0.43%
Acquired Fund Fees and Expenses	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses	1.45	2.20	2.20	1.70	1.20
Fee Waiver and/or Expense Reimbursement[1]	0.22	0.22	0.22	0.22	0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	1.98	1.48	0.98

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.46%, 1.21%, 1.21%, 0.71% and 0.21% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	701	967	1,360	2,327
Class C	301	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	201	667	1,160	2,327
Class C	201	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.43
Acquired Fund Fees and Expenses		0.77
Total Annual Fund Operating Expenses		1.35
Fee Waiver and/or Expense Reimbursement[2]		0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.13

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.36% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$115	$406	$718	$1,605

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.77
Total Annual Fund Operating Expenses		0.93
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$95	$296	$515	$1,143
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.32	0.32	0.32	0.32	0.32
Acquired Fund Fees and Expenses	0.71	0.71	0.71	0.71	0.71
Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.53	1.03
Fee Waiver and/or Expense Reimbursement[1]	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.83	1.83	1.33	0.83

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	686	917	1,275	2,149
Class C	286	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	186	617	1,075	2,149
Class C	186	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

	Class:	S

Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.32
Acquired Fund Fees and Expenses		0.71
Total Annual Fund Operating Expenses		1.18
Fee Waiver and/or Expense Reimbursement[2]		0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98

[1]	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class S shares to 0.27% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$100	$355	$630	$1,414

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.71
Total Annual Fund Operating Expenses		0.90
Fee Waiver and/or Expense Reimbursement[1]		0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$281	$493	$1,102
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares

1

are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.46	0.46	0.46	0.46	0.46%
Acquired Fund Fees and Expenses	0.64	0.64	0.64	0.64	0.64
Total Annual Fund Operating Expenses	1.35	2.10	2.10	1.60	1.10
Fee Waiver and/or Expense Reimbursement[1]	0.32	0.32	0.32	0.32	0.32
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.78	1.78	1.28	0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.39%, 1.14%, 1.14%, 0.64% and 0.14% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	681	927	1,300	2,214
Class C	281	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	181	627	1,100	2,214
Class C	181	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.64
Total Annual Fund Operating Expenses		0.96
Fee Waiver and/or Expense Reimbursement[1]		0.18
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$80	$288	$513	$1,162
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares

1

are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.37	0.37	0.37	0.37	0.37%
Acquired Fund Fees and Expenses	0.74	0.74	0.74	0.74	0.74
Total Annual Fund Operating Expenses	1.36	2.11	2.11	1.61	1.11
Fee Waiver and/or Expense Reimbursement[1]	0.25	0.25	0.25	0.25	0.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11	1.86	1.86	1.36	0.86

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$657	$934	$1,231	$2,075
Class B	689	937	1,311	2,230
Class C	289	637	1,111	2,422
Class R	138	484	853	1,890
Class Y	88	328	587	1,329
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$657	$934	$1,231	$2,075
Class B	189	637	1,111	2,230
Class C	189	637	1,111	2,422
Class R	138	484	853	1,890
Class Y	88	328	587	1,329
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Moderate Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.74
Total Annual Fund Operating Expenses		0.95
Fee Waiver and/or Expense Reimbursement[1]		0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$89	$295	$518	$1,159
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares

1

are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Asset Allocation Conservative Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.37	0.37	0.37	0.37
Acquired Fund Fees and Expenses[1]	0.62	0.62	0.62	0.62
Total Annual Fund Operating Expenses[1]	1.39	2.14	2.14	1.14
Fee Waiver and/or Expense Reimbursement[2]	0.37	0.37	0.37	0.37
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02	1.77	1.77	0.77

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

1

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$648	$895	$1,200	$2,064
Class B	680	897	1,279	2,220
Class C	280	597	1,079	2,412
Class Y	79	287	554	1,318
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$648	$895	$1,200	$2,064
Class B	180	597	1,079	2,220
Class C	180	597	1,079	2,412
Class Y	79	287	554	1,318
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Asset Allocation Growth Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.44	0.44	0.44	0.44
Acquired Fund Fees and Expenses[1]	0.75	0.75	0.75	0.75
Total Annual Fund Operating Expenses[1]	1.59	2.34	2.34	1.34
Fee Waiver and/or Expense Reimbursement[2]	0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15	1.90	1.90	0.90

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

1

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$941	$1,287	$2,263
Class B	693	944	1,368	2,418
Class C	293	644	1,168	2,606
Class Y	92	335	648	1,534
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$661	$941	$1,287	$2,263
Class B	193	644	1,168	2,418
Class C	193	644	1,168	2,606
Class Y	92	335	648	1,534
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.”

2

Summary Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Asset Allocation Moderate Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses[1]	0.29	0.29	0.29	0.29
Acquired Fund Fees and Expenses[1]	0.69	0.69	0.69	0.69
Total Annual Fund Operating Expenses[1]	1.38	2.13	2.13	1.13
Fee Waiver and/or Expense Reimbursement[2]	0.29	0.29	0.29	0.29
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	0.84

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.40%, Class B shares to 1.15%, Class C shares to 1.15% and Class Y shares to 0.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

1

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$908	$1,210	$2,067
Class B	687	910	1,289	2,223
Class C	287	610	1,089	2,415
Class Y	86	300	565	1,321
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$908	$1,210	$2,067
Class B	187	610	1,089	2,223
Class C	187	610	1,089	2,415
Class Y	86	300	565	1,321
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”

2